RESEARCH AND DEVELOPMENT COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of research and development costs	Research and development costs are as follows:

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Research and development costs expensed during the year	538,903	517,842	573,632
Amortization of capitalized development costs	342,656	257,730	194,472
Total research and development costs	881,559	775,572	768,104